RISK MANAGEMENT - Maximum exposure to credit risk - Other financial instruments (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Other financial instruments
RISK MANAGEMENT
Maximum exposure	$ 31,731,535	$ 27,554,748
Collateral	(1,658,645)	(2,106,146)
Net exposure	30,072,890	25,448,602
Debt instruments
RISK MANAGEMENT
Maximum exposure	29,954,499	25,148,469
Collateral	(1,247,240)	(1,407,484)
Net exposure	28,707,259	23,740,985
Derivatives
RISK MANAGEMENT
Maximum exposure	1,113,390	1,824,750
Collateral	(411,405)	(698,662)
Net exposure	701,985	1,126,088
Equity
RISK MANAGEMENT
Maximum exposure	632,732	543,210
Collateral	0	0
Net exposure	632,732	543,210
Other financial instruments
RISK MANAGEMENT
Maximum exposure	30,914	38,319
Collateral	0	0
Net exposure	$ 30,914	$ 38,319